LEASES - Changes in lease liabilities (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Lease Liabilities
Opening balance	R$ 6,182,530	R$ 5,893,194
Additions	455,252	982,680
Write-offs	(54)	(75,026)
Payments	(577,132)	(1,044,119)
Accrual of financial charges	327,374	612,042
Exchange rate variation	(191,986)	(186,241)
Closing balance	6,195,984	6,182,530
Current	710,906	672,174
Non-current	5,485,078	5,510,356
Leased Land | Biological assets
Lease Liabilities
Capitalized interest	R$ 104,137	R$ 178,429